Share-Based Compensation (Schedule Of Share-Based Compensation Expense) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	$ 45.9	$ 35.3	$ 31.5
Continuing Operations [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	35.3	22.2	19.6
Continuing Operations [Member] | Selling, General And Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	21.2	12.7	12.2
Continuing Operations [Member] | Research And Development Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	8.1	8.9	6.4
Continuing Operations [Member] | Other Net Charges [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	6.0	0.6	1.0
Discontinued Operations [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	10.6	13.1	11.9
Discontinued Operations [Member] | Cost Of Sales [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	0.2	1.1	1.6
Discontinued Operations [Member] | Selling, General And Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	1.7	3.9	5.1
Discontinued Operations [Member] | Research And Development Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	7.9	6.0	5.2
Discontinued Operations [Member] | Other Net Charges [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense		0.5
Discontinued Operations [Member] | Net (Loss)/Gain) On Divestment Of Business [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Equity-settled share-based compensation expense	$ 0.8	$ 1.6